SUMMARY PROSPECTUS
May 20, 2016
CALVERT MODERATE ALLOCATION FUND
Class (Ticker):	I (CLAIX)
Link to Prospectus (Table of Contents)		Link to Statement of Additional Information (Table of Contents)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. The Fund's Prospectus and Statement of Additional Information (the "SAI"), both dated February 1, 2016, are incorporated by reference into this Summary Prospectus. You can find the Fund's Prospectus, the SAI, and other information about the Fund online at www.calvert.com/prospectus. You can also get this information at no cost by calling 1-800-368-2745 or by sending an e-mail request to Prospectusrequest@calvert.com, or by asking a financial professional who offers shares of the Fund.

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees:[1]
Advisory fee	None
Administrative fee	0.12%
Distribution and service (12b-1) fees	None
Other expenses	0.90%
Acquired fund fees and expenses	0.74%
Total annual fund operating expenses	1.76%
Less fee waiver and/or expense reimbursement[2]	(0.93)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83%
1 Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2018. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.09% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same;

•	any Calvert expense limitation is in effect for the period indicated in the fee table above; and

•	the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years
Class I	$8,473	$38,307
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.

SUMMARY PROSPECTUS MAY 20, 2016 1

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor.
The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

50% to 80% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developing Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Small Cap Fund, Calvert Global Value Fund and Calvert Global Equity Income Fund)

20% to 50% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Formerly Calvert Social Index Fund
Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (e.g., to efficiently adjust Fund exposures to specific asset classes in response to market conditions) and to manage cash more effectively.
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Global Value Fund and Calvert Global

Equity Income Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.
The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.
The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles, which include the Advisor's proprietary assessment of critical environmental, social and governance (“ESG”) issues, are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that (i) focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions and (ii) reflect specific types of companies in which the Fund seeks to invest and and seeks to avoid investing.
Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products, services or industrial and/or business practices contribute towards addressing one or more global sustainability challenges in local or international markets, including (i) development, poverty and

2 SUMMARY PROSPECTUS MAY 20, 2016

health, (ii) environment and climate change, and (iii) rights and governance. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.
Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.
High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.
Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments or securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize these strategies. The application of responsible investment principles or responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause an underlying Fund to temporarily hold securities that do not comply with that Fund’s responsible investment principles or responsible investment criteria, as applicable. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of each underlying Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.
Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying funds may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying funds may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a securities market benchmark, a composite benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

SUMMARY PROSPECTUS MAY 20, 2016 3

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.
Calendar Year Total Returns for Class I

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/15)	1 Year	5 Years	10 Years
Class I:
Return before taxes	-0.35%	7.11%	4.56%
Return after taxes on distributions	-3.17%	5.86%	3.64%
Return after taxes on distributions and sale of Fund shares	1.77%	5.50%	3.51%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
Moderate Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	0.12%	8.13%	6.47%
Lipper Mixed-Asset Target Allocation Growth Funds Avg. (reflects no deduction for taxes)	-1.65%	6.80%	5.10%
* The Fund also shows the Moderate Allocation Composite Benchmark because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns. The Moderate Allocation Composite Benchmark is an internally constructed benchmark, which, as of 3/3/15, is comprised of a blend of 47% Russell 3000 Index, 15% MSCI EAFE Investable Market Index, 3% MSCI Emerging Markets Index, 30% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. 3-Month Treasury Bellwether. Returns prior to 3/3/15 reflect a composition of: 47% Russell 3000 Index, 18% MSCI EAFE Investable Market Index, 30% Barclays U.S. Credit Index, and 5% Barclays U.S. 3-Month Treasury Bellwether. In addition, returns of the fixed income component prior to 11/1/15 reflect the performance of Barclays U.S. Credit Index.
PORTFOLIO MANAGEMENT
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
Management of the Fund’s portfolio is the responsibility of the Calvert Asset Allocation Committee.

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since January 2014
John P. Nichols, CFA	Vice President – Equities	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since January 2016
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of a Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

4 SUMMARY PROSPECTUS MAY 20, 2016

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.
Minimum to Open Fund Account
$1,000,000
Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.
The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.
To Buy Shares
New Accounts (include application) and Subsequent Investments: For wire instructions, call 800-327-2109.
To Sell Shares
Shares may be sold by telephone. Call 800-368-2745.
TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Company Act file:
No. 811-03334 Calvert Social Investment Fund

Link to Prospectus (Table of Contents)	Link to Statement of Additional Information (Table of Contents)

SUMMARY PROSPECTUS MAY 20, 2016 5